DOMINI IMPACT INVESTMENTS LLC

180 MAIDEN LANE, SUITE 1302

NEW YORK, NY 10038-4925

November 30, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Domini Investment Trust

File Nos. 33-29180 and 811-05823

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Domini Investment Trust, a Massachusetts business trust (the “Trust”), hereby certifies that the forms of the Prospectus and the Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon effectiveness of Post-Effective Amendment No.79 to the Trust’s Registration Statement on Form N-1A would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on November 24, 2021, to be effective on November 30, 2021, is the most recent amendment to the Trust’s registration statement.

Please call the undersigned at (212) 217-1114 with any questions relating to the filing.

Sincerely,

/s/ Megan L. Dunphy

Megan L. Dunphy General Counsel